Note 6 Guarantees Received (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 165,906,000,000	€ 163,912,000,000
Real guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	117,917,000,000	116,900,000,000
Real guarantees [Member] | Of which normal risk [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	11,951,000,000	11,296,000,000
Real guarantees [Member] | Of which doubtful risk [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,699,000,000	3,577,000,000
Other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	47,988,000,000	47,012,000,000
Other guarantees [Member] | Of which normal risk [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	6,042,000,000	4,045,000,000
Other guarantees [Member] | Of which doubtful risk [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 768,000,000	€ 575,000,000